Real Estate Operations (Details Textual) (USD $)	Dec. 31, 2013 Number
Subsequent Event Date, February 4, 2014 [Member]
Real Estate Operations [Line Items]
Number of Real Estate Properties	2
Real Estate Investment Property, Net, Total	$ 5,650,000
Subsequent Event Date, March 11, 2014 [Member]
Real Estate Operations [Line Items]
Number of Real Estate Properties	1
Real Estate Investment Property, Net, Total	$ 1,200,000